Sound Shore Fund, Inc.
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2022
See Notes to Schedule of Investments.
Share
Amount Value
Common Stock (95.7%)
(a)
Communication Services ( 1.9% )
Alphabet, Inc., Class A
(b)
179,400 $ 17,159,610
Consumer Discretionary ( 14.0% )
General Motors Co. 720,910 23,134,002
Lennar Corp., Class A 374,165 27,894,001
PVH Corp. 588,435 26,361,888
Tempur Sealy International, Inc. 952,795 23,000,471
Victoria's Secret & Co.
(b)
849,085 24,725,355
125,115,717
Consumer Staples ( 2.7% )
Conagra Brands, Inc. 742,375 24,223,696
Energy ( 7.5% )
Baker Hughes Co. 1,219,430 25,559,253
Coterra Energy, Inc. 500,790 13,080,635
Kinder Morgan, Inc. 1,691,990 28,154,713
66,794,601
Financials ( 20.8% )
Bank of America Corp. 574,925 17,362,735
Berkshire Hathaway, Inc., Class B
(b)
109,720 29,297,434
Capital One Financial Corp. 305,800 28,185,586
First Republic Bank/CA 209,355 27,331,295
Morgan Stanley 222,190 17,555,232
SVB Financial Group
(b)
85,315 28,647,071
Wells Fargo & Co. 928,795 37,356,135
185,735,488
Health Care ( 18.6% )
Cardinal Health, Inc. 355,900 23,731,412
Elanco Animal Health, Inc.
(b)
1,444,490 17,926,121
Hologic , Inc.
(b)
350,410 22,608,453
Merck & Co., Inc. 233,865 20,140,454
Organon & Co. 894,910 20,940,894
Perrigo Co. PLC 1,005,665 35,862,014

Sound Shore Fund, Inc.
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
September 30, 2022
See Notes to Schedule of Investments.
Share
Amount Value
Health Care (18.6%) (continued)
Pfizer, Inc. 561,030 $ 24,550,673
165,760,021
Industrials ( 7.2% )
FedEx Corp. 107,655 15,983,538
Huntington Ingalls Industries, Inc. 84,450 18,705,675
PACCAR, Inc. 351,245 29,395,694
64,084,907
Information Technology ( 16.2% )
Applied Materials, Inc. 216,085 17,703,844
Flex, Ltd.
(b)
1,971,030 32,837,360
Micron Technology, Inc. 351,105 17,590,361
NXP Semiconductors NV 217,180 32,036,222
Oracle Corp. 481,405 29,399,403
Vontier Corp. 929,265 15,528,018
145,095,208
Materials ( 2.4% )
Cleveland-Cliffs, Inc.
(b)
1,583,385 21,328,196
Utilities ( 4.4% )
Vistra Corp. 1,882,160 39,525,360
Total Common Stock (95.7%) (cost $889,144,827) 854,822,804
Short-Term Investment ( 3.9% )
Money Market Fund (3.9%)
First American Government Obligations Fund, Class X, 2.78%
(c)
35,071,765 35,071,765
Total Short-Term Investment (3.9%) (cost $35,071,765) 35,071,765
Investments, at value (99.6%) (cost $924,216,592) $ 889,894,569
Other Assets Less Liabilities (0.4%) 3,891,778
Net Assets (100.0%) $ 893,786,347

See Notes to Schedule of Investments.
Sound Shore Fund, Inc.
SCHEDULE OF INVESTMENTS (Unaudited)(Concluded)
September 30, 2022
(a) More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(b) Non-income producing security.
(c) Percentage disclosed reflects the money market fund’s class X shares 7-day yield as of September 30, 2022.

Sound Shore Fund, Inc.
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2022
1. Organization
Sound Shore Fund, Inc. (the “Fund”) was incorporated under the laws of the State of Maryland on February 19, 1985 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the “Act”).
The investment objective of the Fund is growth of capital. The Fund qualifies as an investment company as defined in Financial
Accounting Standards Codification 946 — Financial Services — Investment Companies.
The total number of shares of common stock which the Fund is authorized to issue is 200,000,000, par value $0.001 per share of which 100,000,000 shares are designated to the Investor Class and 100,000,000 shares are designated to the Institutional
Class. The Board of Directors (the “Board”) may, without shareholder approval, classify or reclassify any unissued shares into other classes or series of shares.
Each share of the Fund has equal dividend, distribution, liquidation and voting rights (except as to matters relating exclusively to one class of shares), and fractional shares have those rights proportionately.
2. Significant Accounting Policies
This schedule of investments is prepared in accordance with accounting principles generally accepted in the United States of
America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.
The following represents the significant accounting policies of the Fund:
a. Security Valuation
Exchange-traded securities including those traded on the National Association of Securities Dealers’ Automated Quotation
system (“NASDAQ”), are valued at the last quoted sale price or official closing price as provided by independent pricing services as of the close of trading on the system or exchange on which they are primarily traded, on each Fund business day. In the absence of a sale, such securities are valued at the mean of the last bid and asked prices. Non-exchange-traded securities for which over-the-counter market quotations are readily available are generally valued at the mean between the current bid and asked prices provided by independent pricing services. Investments in other open-end regulated investment companies are valued at their publicly traded net asset value (“NAV”).
The Fund values securities at fair value pursuant to procedures adopted by the Board if market quotations are not readily available (including a short and temporary lapse in the provision of a price by the regular pricing source) or, if in the judgment of Sound Shore Management, Inc. (the "Adviser"), the prices or values available do not represent the fair value of the instrument. Factors which may cause the Adviser to make such a judgment include, but are not limited to, the following:
(i) only a bid price or an asked price is available, (ii) the spread between the bid price and the asked price is substantial, (iii)
the frequency of sales, (iv) the thinness of the market, (v) the size of reported trades, and (vi) actions of the securities markets, such as the suspension or limitation of trading. Fair valuation is based on subjective factors and, as a result, the fair

Sound Shore Fund, Inc.
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
September 30, 2022
value price of a security may differ from the security’s market price and may not be the price at which the security may be sold. Fair valuation could result in a NAV different from one determined by using market quotations.
Valuation inputs used to determine the value of the Fund’s investments are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical assets
Level 2 - other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Pursuant to the valuation procedures noted previously, equity securities (including exchange-traded securities and other open-end regulated investment companies) are generally categorized as Level 1 securities in the fair value hierarchy.
Investments for which there are no quotations, or for which quotations do not appear reliable, are valued at fair value as determined in good faith by the Pricing Committee under the direction of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy.
The following table summarizes the Fund’s investments categorized in the fair value hierarchy as of September 30, 2022:
At September 30, 2022 , all equity securities and open-end regulated investment companies were included in Level 1 in the table above. Please refer to the Schedule of Investments to view equity securities categorized by sector/industry type.
b. Security Transactions
Security transactions are recorded on a trade date basis.
3. Subsequent Events
Subsequent events occurring after the date of this report have been evaluated for potential impact to this report through the date the report was issued. Management has evaluated the need for additional disclosures and/or adjustments resulting
Security Type Level 1 Level 2 Level 3
Total
Investments
in Securities
Common Stock $ 854,822,804 $ – $ – $ 854,822,804
Money Market Fund 35,071,765 – – 35,071,765
Total Investments $ 889,894,569 $ – $ – $ 889,894,569

Sound Shore Fund, Inc.
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)(Concluded)
September 30, 2022
from subsequent events. Based on this evaluation, no additional disclosures or adjustments were required to the schedule of investments as of the date the schedule of investments were issued.
3. Subsequent Events (continued)